SCHEDULE OF DISAGGREGATION OF REVENUE (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 12,202,026	$ 1,564,362	$ 9,903,795	$ 13,635,605
HONG KONG
Disaggregation of Revenue [Line Items]
Revenue	10,389,704	1,332,013	8,498,595	12,754,130
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue	$ 1,812,322	$ 232,349	$ 1,405,200	$ 881,475